Non-controlling interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance, beginning of period	$ 10.1	$ (2.3)	$ 0.0
Changes in the year	0.2	0.0	(2.3)
Net (loss)/income	16.2	12.4	0.0
Balance, end of period	26.5	10.1	(2.3)
Ship Finance
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance, beginning of period	10.1	(2.3)	0.0
Changes in the year	0.2	0.0	(2.3)
Net (loss)/income	16.2	12.4	0.0
Balance, end of period	$ 26.5	$ 10.1	$ (2.3)